ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2024
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2024	September 30, 2023
Accounts Payable	$1,090	$1,110
Accrued Liabilities and Other Payables	205,619	170,740
TOTAL	$206,709	$171,850

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are advances from non-related parties and accrued expenses for services received. As of September 30, 2024, the balance mainly consisted of advances from individual of $162,234.